Trade and other receivables - Summary of Trade Receivables After Deducting Allowances for Doubtful Debts (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	£ 299	£ 375	£ 303
Expense	213	95	129
Utilised	(189)	(165)	(61)
Exchange differences	6	(6)	4
Ending balance	£ 329	£ 299	£ 375